FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Carrying Amount and Fair Value of Financial Instruments
The carrying amount and fair value of financial instruments are shown below:

	June 30, 2023		December 31, 2022
AS AT US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$15,833	$15,833	$16,316	$16,316
Equity securities	1,362	1,362	1,253	1,253
Mortgage loans on real estate, net of allowance	5,958	5,752	5,888	5,637
Private loans, net of allowance	1,337	1,336	1,144	1,086
Policy loans	381	381	374	374
Short-term investments	2,905	2,905	2,402	2,402
Other invested assets:
Derivative assets	145	145	44	44
Separately managed accounts	127	127	127	127
Other	130	116	40	40
Reinsurance funds withheld	6,540	6,540	5,812	5,812
Separate account assets[1]	1,145	1,145	1,045	1,045
Total financial assets	$35,863	$35,642	$34,445	$34,136
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,044	$1,044	$907	$907
Market risk benefits	131	131	124	124
Other liabilities:
Derivative liabilities	4	4	38	38
Funds withheld liabilities	15	15	10	10
Notes payable	158	158	151	151
Corporate and Subsidiary Borrowings	3,234	3,209	3,652	3,625
Separate account liabilities[1]	1,145	1,145	1,045	1,045
Total financial liabilities	$5,731	$5,706	$5,927	$5,900
1.Balance includes $30 million and $33 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy as at June 30, 2023 and December 31, 2022, respectively.

Schedule of Significant Unobservable Inputs	Shown below are the significant unobservable inputs used to calculate the Level 3 fair value of the embedded derivatives within policyholder contract deposits (in millions, except range percentages):

	Fair Value
AS AT US$ MILLIONS	June 30, 2023	December 31, 2022	Unobservable Input
Embedded derivative
Indexed Annuities and indexed life	$808	$726	Lapse Rate
			Mortality Multiplier
			Equity Volatility

Fair Value Hierarchy Measurements of Financial Instruments
The fair value hierarchy measurements of the financial instruments are shown below:

	Assets and Liabilities Carried at Fair Value by Hierarchy Level at June 30, 2023
US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$137	$81	$56	$—
U.S. states and political subdivisions	811	—	811	—
Foreign governments	525	—	525	—
Corporate debt securities	12,640	—	11,063	1,577
Residential mortgage-backed securities	123	—	123	—
Commercial mortgage-backed securities	444	—	414	30
Collateralized debt securities	1,153	—	562	591
Total fixed maturity, available-for-sale	15,833	81	13,554	2,198
Equity securities
Common stock	1,242	1,241	—	1
Preferred stock	75	35	—	40
Private equity and other	45	—	—	45
Total equity securities	1,362	1,276	—	86
Short-term investments	2,905	1,183	24	1,698
Other invested assets:
Derivative assets	145	—	137	8
Separately managed accounts	127	—	—	127
Reinsurance funds withheld	6,540	—	6,540	—
Separate account assets	1,115	372	743	—
Total financial assets	$28,027	$2,912	$20,998	$4,117
Financial liabilities
Policyholders’ account balances – embedded derivative	1,044	—	236	808
Market risk benefit	131	—	—	131
Other liabilities:
Derivative liabilities	4	4	—
Funds withheld liabilities	15	—	15	—
Separate account liabilities	1,115	372	743	—
Total Financial liabilities	$2,309	$376	$994	$939

	Assets and Liabilities Carried at Fair Value by Hierarchy Level at December 31, 2022
US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$110	$40	$70	$—
U.S. states and political subdivisions	855	—	855	—
Foreign governments	318	—	318	—
Corporate debt securities	13,491	—	13,045	446
Residential mortgage-backed securities	127	—	127	—
Commercial mortgage-backed securities	408	—	408	—
Collateralized debt securities	1,007	—	561	446
Total fixed maturity, available-for-sale	16,316	40	15,384	892
Equity securities
Common stock	1,156	989	—	167
Preferred stock	75	36	—	39
Private equity and other	22	—	—	22
Total equity securities	1,253	1,025	—	228
Short-term investments	2,402	1,160	—	1,242
Other invested assets:
Derivative assets	44	—	43	1
Separately managed accounts	127	—	—	127
Reinsurance funds withheld	5,806	—	5,806	—
Separate account assets	1,012	313	699	—
Total financial assets	$26,960	$2,538	$21,932	$2,490
Financial liabilities
Policyholders’ account balances – embedded derivative	907	—	181	726
Market risk benefit	124	—	—	124
Other liabilities:
Derivative liabilities	38	25	13
Funds withheld liabilities	10	—	10	—
Separate account liabilities	1,012	313	699	—
Total Financial liabilities	$2,091	$338	$903	$850

Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis are shown below:

AS AT JUN. 30, 2023 US$ MILLIONS	FV Hierarchy Level	Carrying Amount	Fair Value
Financial assets
Mortgage loans on real estate, net of allowance	3	$5,958	$5,752
Private loans, net of allowance	3	1,337	1,336
Policy loans	3	381	381
Other invested assets, excluding derivatives and separately managed accounts	3	130	116
Total financial assets		$7,806	$7,585
Financial liabilities
Corporate and subsidiary borrowings	3	$3,234	$3,209
Notes payable	3	158	158
Total financial liabilities		$3,392	$3,367

AS AT DEC. 31, 2022 US$ MILLIONS	FV Hierarchy Level	Carrying Amount	Fair Value
Financial assets
Mortgage loans on real estate, net of allowance	3	$5,888	$5,637
Private loans, net of allowance	3	1,144	1,086
Policy loans	3	374	374
Other invested assets, excluding derivatives and separately managed accounts	3	127	127
Total financial assets		$7,533	$7,224
Financial liabilities
Corporate and subsidiary borrowings	3	$3,652	$3,625
Notes payable	3	151	151
Total financial liabilities		$3,803	$3,776

Fair Value Assets Measured on Recurring Basis
For financial assets measured at fair value on a recurring basis using Level 3 inputs during the period, a reconciliation of the beginning and ending balances is shown below:

FOR THE THREE MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Investment Securities	Derivative Assets	Separately Managed Accounts	Total
Balance, beginning of period	$3,385	$11	$127	$3,523
Fair value changes in net income	(292)	(5)	(1)	(298)
Purchases	911	31	3	945
Sales	(31)	—	(2)	(33)
Settlements or maturities	—	(29)	—	(29)
Transfers into Level 3	30	—	—	30
Transfers out of Level 3	(21)	—	—	(21)
Balance, end of period	$3,982	$8	$127	$4,117

FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Investment Securities	Derivative Assets	Separately Managed Accounts	Total
Balance, beginning of period	$2,362	$1	$127	$2,490
Fair value changes in net income	(291)	(16)	(1)	(308)
Fair value changes in other comprehensive income	77	—	—	77
Purchases	2,167	61	12	2,240
Sales	(342)	—	(11)	(353)
Settlements or maturities	—	(38)	—	(38)
Transfers into Level 3	30	—	—	30
Transfers out of Level 3	(21)	—	—	(21)
Balance, end of period	$3,982	$8	$127	$4,117

FOR THE THREE MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Investment Securities	Derivative Assets	Separately Managed Accounts	Total
Balance, beginning of period	$110	$—	$—	$110
Acquisitions from business combination	376	3	113	492
Fair value changes in net income	—	(9)	—	(9)
Fair value changes in other comprehensive income	(1)	—	—	(1)
Purchases	380	9	11	400
Sales	(3)	—	(6)	(9)
Settlements or maturities	—	(3)	—	(3)
Transfers out of Level 3	(20)	—	—	(20)
Balance, end of period	$842	$—	$118	$960

FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Investment Securities	Derivative Assets	Separately Managed Accounts	Total
Balance, beginning of period	$109	$—	$—	$109
Acquisitions from business combination	376	3	113	492
Fair value changes in net income	1	(9)	—	(8)
Fair value changes in other comprehensive income	(1)	—	—	(1)
Purchases	380	9	11	400
Sales	(3)	—	(6)	(9)
Settlements or maturities	—	(3)	—	(3)
Transfers out of Level 3	(20)	—	—	(20)
Balance, end of period	$842	$—	$118	$960

Summary of Fair Value, Valuation Techniques and Unobservable Inputs
The following summarizes the fair value, valuation techniques and unobservable inputs of the Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs
Equity-index Option	Heston and Black-Scholes Valuation models	• Interest rate (risk-free rate assumptions) • Underlying equity quoted index prices
Available-for-sale fixed maturity securities	Corporate debt securities • Discounted cash flows (yield analysis) • Income approach • Price at cost	Corporate debt securities • Contractual cash flows • Duration • Call provisions • Weighted-average life • Risk premium • Coupon rate
	Collateralized debt securities • Broker quotes • Income approach	Collateralized debt securities • Contractual cash flows • Weighted-average coupon and maturity • Collateral type • Loss severity • Geography
Common shares, preferred shares and private equity	• Broker quotes • Income approach • Current Value Method ("CVM") • Guideline public company method[1]	• Security structure • Last Twelve Months ("LTM") Revenue Multiple[3] • Next Calendar Year ("NCY") Revenue Multiple[5] • NCY +1 EBITDA Multiple[4] • LTM EBITDA Multiple[2]
Separately managed accounts	Common Stock and Warrants • Guideline public company method uses price multiples from data on comparable public companies. • Option pricing method • CVM	Common Stock and Warrants • NCY Multiple • NCY +1 EBITDA Multiple[4] • LTM Revenue Multiple[3] • LTM EBITDA Multiple[2] • Term • Volatility • Discount for lack of marketability ("DLOM")
	Preferred Stock • Guideline public company method uses price multiples from data on comparable public companies. • CVM	Preferred Stock • NCY Revenue Multiple[5] • NCY +1 EBITDA Multiple[4] • LTM Revenue Multiple[3] • LTM EBITDA Multiple[2]
	Fixed Income • Discounted cash flows (yield analysis) • market transactions approach • CVM • Cost	Fixed Income • Discount rate • NCY EBITDA
1.Guideline public company method uses price multiples from data on comparable public companies. Multiples are then adjusted to account for differences between what is being valued and comparable firms.
2.Last Twelve Months (“LTM”) EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12-month period.
3.LTM Revenue Multiple valuation metric shows revenue for the past 12-month period.
4.Next Calendar Year (“NCY”) EBITDA Multiple is the forecasted EBITDA expected to be achieved over the next calendar year.
5.NCY Revenue forecast revenue over the next calendar year.